Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of currency exchange rates
	As of December 31, 2021	As of December 31, 2022
Balance sheet items, except for equity accounts	6.3726	6.9646
	For the Year Ended December 31,
	2020	2021	2022
Items in the consolidated statements of operations and comprehensive (loss)/income, and cash flows	6.9042	6.4000	6.7190

Schedule of estimated useful lives
Furniture, fixture and other equipment	3 years
Electronic equipment	3 – 5 years
Plant	Shorter of useful life or lease term